4A. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
4A. STOCK OPTION PLANS

On December 10, 2009, the Company established two stock option plans.  The Board of Directors approved the two plans called the 2009 Stock Option Plan and the 2009 Directors Stock Option Plan and these plans received shareholder approval at the Company’s 2010 annual meeting.  In 2013, these plans received shareholder approval to increase the number of shares available for issuance in each plan.  The new number of authorized shares available for issuance is indicated below. Further, these plans are described below.

2009 Stock Option Plan

The 2009 Stock Option Plan is for officers and certain full-time and part-time employees of the Company. Non-employee directors of the Company are not entitled to participate under this plan. The 2009 Stock Option Plan provides for 5,500,000 shares of common stock for issuance upon the exercise of stock options granted under the plan. Under this plan, stock options are granted at the discretion of the Compensation Committee of the Board of Directors at an option price not less than the fair market value of the stock on the date of grant. The options are exercisable in accordance with terms specified by the Compensation Committee not to exceed ten years from the date of grant. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Balance as of January 1, 2013	970,000	$0.51
Granted	1,505,000	0.25
Exercised	––	––
Expired	(160,000)	0.25
Balance as of December 31, 2013	2,315,000	$0.35
Granted	50,000	$0.12
Exercised	––	––
Expired	(674,500)	0.49
Balance as of December 31, 2014	1,690,500	$0.29

The weighted average grant date fair value of options granted was $0.03 in 2013.  The weighted average grant date fair value of options granted was $0.04 in 2014.  The aggregate intrinsic value of options outstanding was zero at December 31, 2014 and 2013.  The aggregate intrinsic value of exercisable options was zero at December 31, 2014 and 2013.

The following table summarizes information about fixed stock options under the 2009 Stock Option Plan outstanding on December 31, 2014.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.48	345,500	1.20	$0.48	345,500	$0.48
$0.25	1,295,000	3.10	$0.25	971,250	$0.25
$0.12	50,000	4.10	$0.12	12,500	$0.12
$0.12 to 0.48	1,690,500	2.74	$0.29	1,329,250	$0.32

2009 Director Stock Option Plan

On December 10, 2009 the Company established the 2009 Director Stock Option Plan (the "Directors Plan"). The Directors Plan was established for all directors of the Company except for any director who is a full-time employee or full-time officer of the Company. The option price is the fair market value of the common stock on the date the option is granted. There are 700,000 shares authorized for issuance under the Directors Plan. Each option expires five years from the grant date. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Balance as of January 1, 2013	210,000	0.35
Granted	60,000	0.18
Exercised	––	––
Expired	––	––
Balance as of December 31, 2013	270,000	0.31
Granted	60,000	0.13
Exercised	––	––
Expired	(165,000)	––
Balance as of December 31, 2014	165,000	$0.24

The weighted average grant date fair value of options granted was $0.06 in 2013 and $0.04 in 2014.  The aggregate intrinsic value of options outstanding was zero at December 31, 2014 and 2013.  The aggregate intrinsic value of exercisable options was nominal at December 31, 2014 and 2013.

The following table summarizes information about fixed stock options under the Directors Plan on December 31, 2014.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.12-0.14	45,000	4.32	$0.13	30,000	$0.13

$0.16-0.20	30,000	3.30	$0.18	30,000	$0.18

$0.25-0.26	30,000	2.30	$0.26	30,000	$0.26

$0.27-0.41	30,000	.40	$0.34	30,000	$0.34

$0.35-0.36	30,000	1.30	$0.36	30,000	$0.36
$0.12-0.41	165,000	2.5	$0.24	165,000	$0.24

The Black-Scholes range of assumptions for the Zoom Telephonics’ options for 2014 and 2013 are shown below:

Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.75 (yrs) - 3.5 (yrs)

Expected volatility	48.32% - 67.08%

Risk-free interest rate	0.35% - 1.88%

Expected dividend yield	0.00%

The unrecognized stock based compensation expense related to non-vested stock awards was approximately $1 thousand as of December 31, 2014.  This amount will be recognized through the first quarter of 2016.